Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 13, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)			Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($m)(7)	Distributable Cash Flow ($m)(8)
			Summary Compensation Table Total for Prior PEO ($)(1)	Compensation Actually Paid to Prior PEO($)(2)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2025	3,090,806	1,214,093	8,395,935	(5,107,746)	2,904,086	792,179	59.07	206.61	143.3	688.9
2024	—	—	11,456,600	18,442,994	4,541,495	5,960,008	95.23	195.70	317.8	608.9
2023	—	—	8,534,646	4,496,795	2,295,490	1,304,381	68.41	154.07	(272.1)	284.3
2022	—	—	7,906,538	2,186,378	2,389,475	1,347,367	67.38	140.14	(286.6)	307.9
2021	—	—	8,222,255	(1,227,378)	2,222,811	342,229	78.53	128.18	(123.7)	(202.6)

Company Selected Measure Name			Distributable cash flow
Named Executive Officers, Footnote			Amounts in these columns represent the amounts reported for Mr. Evans, our Interim Chief Executive Officer, and Mr. Lacher, our Chief Executive Officer, in the total column of the Summary Compensation Table for each applicable year.Amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group, excluding our CEO and the prior CEO, in the Total column of the Summary Compensation Table for each applicable year. The NEOs included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2025, Evans, Lacher, Camden, Boschelli, Hunton, Rock and Sanders; (ii) for 2024, Lacher, Camden, Boschelli, Hunton and Sanders; (iii) for 2023, Lacher, Camden, Boschelli, Hunton, Sanders and McKinney; (iv) for 2022, Lacher, McKinney, Boschelli, Brooks and Sanders; and (v) for 2021, Lacher, McKinney, Boschelli, Sanders and Sternberg.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount				$ 11,456,600	$ 8,534,646	$ 7,906,538	$ 8,222,255
PEO Actually Paid Compensation Amount				18,442,994	4,496,795	2,186,378	(1,227,378)
Adjustment To PEO Compensation, Footnote	Amounts in this column represent the amount of “compensation actually paid” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year, in accordance with SEC rules, and the following adjustments were made to total compensation to determine compensation actually paid:

Year	Summary Compensation Table Total for Mr. Evans ($)	Exclusion of Change in Pension Value for Mr. Evans ($)	Exclusion of Stock Awards and Option Awards for Mr. Evans ($)(a)	Inclusion of Pension Service Cost for Mr. Evans ($)	Inclusion of Equity Values for Mr. Evans ($)(b)	Compensation Actually Paid to Mr. Evans ($)
2025	3,090,806	(93,938)	(1,982,604)	—	199,829	1,214,093

Year	Summary Compensation Table Total for Mr. Lacher ($)	Exclusion of Change in Pension Value for Mr. Lacher ($)	Exclusion of Stock Awards and Option Awards for Mr. Lacher ($)(a)	Inclusion of Pension Service Cost for Mr. Lacher ($)	Inclusion of Equity Values for Mr. Lacher ($)(b)	Compensation Actually Paid to Mr. Lacher ($)
2025	8,395,935	—	(5,429,697)	—	(8,073,984)	(5,107,746)
2024	11,456,600	—	(6,999,206)	—	13,985,600	18,442,994
2023	8,534,646	—	(6,100,711)	—	2,062,860	4,496,795
2022	7,906,538	—	(6,000,000)	—	279,840	2,186,378
2021	8,222,255	—	(5,378,990)	—	(4,070,643)	(1,227,378)
(a)Amounts in this column represent the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments are set forth in the following table. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Mr. Evans ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Evans ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Evans ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Evans ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Evans ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mr. Evans ($)	Total - Inclusion of Equity Values for Mr. Evans ($)
2025	1,648,529	(1,296,745)	—	(151,955)	—	—	199,829

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Mr. Lacher ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Lacher ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Lacher ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Lacher ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Lacher ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mr. Lacher ($)	Total - Inclusion of Equity Values for Mr. Lacher ($)
2025	2,088,678	(8,970,027)	—	(1,117,683)	(74,952)	—	(8,073,984)
2024	9,443,333	3,212,364	—	1,329,903	—	—	13,985,600
2023	2,896,142	(1,213,236)	—	379,954	—	—	2,062,860
2022	3,820,463	(3,214,502)	—	(326,121)	—	—	279,840
2021	1,888,580	(5,261,544)	—	(697,679)	—	—	(4,070,643)

Non-PEO NEO Average Total Compensation Amount			$ 2,904,086	4,541,495	2,295,490	2,389,475	2,222,811
Non-PEO NEO Average Compensation Actually Paid Amount			$ 792,179	5,960,008	1,304,381	1,347,367	342,229
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in this column represent the amount of “compensation actually paid” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year, in accordance with SEC rules, and the following adjustments were made to total compensation to determine compensation actually paid:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(a)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,904,086	—	(1,803,831)	—	(308,077)	792,179
2024	4,541,495	—	(2,717,438)	—	4,135,951	5,960,008
2023	2,295,490	—	(1,231,584)	—	240,475	1,304,381
2022	2,389,475	—	(1,510,000)	—	467,892	1,347,367
2021	2,222,811	—	(1,146,961)	—	(733,622)	342,229
(a)Amounts in this column represent the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments are set forth in the following table. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,352,611	(1,538,512)	—	(119,100)	(3,076)	—	(308,077)
2024	3,242,428	603,171	—	290,352	—	—	4,135,951
2023	499,511	(126,046)	—	84,937	(217,927)	—	240,475
2022	1,084,633	(554,250)	—	(62,491)	—	—	467,892
2021	352,109	(973,538)	—	(112,193)	—	—	(733,622)

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid versus TSR (based on $100 investment)

¢	Compensation Actually Paid to CEO	¢	Compensation Actually Paid to Former CEO

¢	Compensation Actually Paid to Other non-PEO NEO's	— —	TSR

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid versus Net Income

¢	Compensation Actually Paid to CEO	¢	Compensation Actually Paid to Former CEO

¢	Compensation Actually Paid to Other non-PEO NEO's	— —	Net Income

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Distributable Cash Flow during each of the five most recently completed fiscal years.

Compensation Actually Paid versus Distributable Cash Flow

¢	Compensation Actually Paid to CEO	¢	Compensation Actually Paid to Former CEO

¢	Compensation Actually Paid to Other non-PEO NEO's	— —	Distributable Cash Flow

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the five most recently completed fiscal years to Peer Group TSR over the same period.

Kemper TSR versus Peer Group TSR

— —	Kemper TSR	— —	Peer Group TSR

Tabular List, Table

Distributable Cash Flow
Adjusted Operating Income
Relative Total Shareholder Return
Adjusted Tangible Book Value
Adjusted Return on Equity
Revenue

Total Shareholder Return Amount			$ 59.07	95.23	68.41	67.38	78.53
Peer Group Total Shareholder Return Amount			206.61	195.70	154.07	140.14	128.18
Net Income (Loss)			$ 143,300,000	$ 317,800,000	$ (272,100,000)	$ (286,600,000)	$ (123,700,000)
Company Selected Measure Amount			688,900,000	608,900,000	284,300,000	307,900,000	(202,600,000)
PEO Name	Mr. Evans	Mr. Lacher
Additional 402(v) Disclosure			Cumulative TSR is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period.Represents the amount of Net (Loss) Income reflected in the Company’s audited financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name			Distributable Cash Flow
Non-GAAP Measure Description			Distributable cash flow represents insurance company statutory Net Income and Non-insurance company GAAP Net Income plus additional dividends paid to parent as a result of management-specific capital efficiency strategies adjusted for amount of Actual Catastrophe Losses and LAE to equal Expected Catastrophe Losses and additional significant unusual or nonrecurring items as permitted by the Omnibus Plan.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Tangible Book Value
Measure:: 5
Pay vs Performance Disclosure
Name			Adjusted Return on Equity
Measure:: 6
Pay vs Performance Disclosure
Name			Revenue
Evans Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,090,806
PEO Actually Paid Compensation Amount			1,214,093
Lacher, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,395,935
PEO Actually Paid Compensation Amount			(5,107,746)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,999,206)	(6,100,711)	(6,000,000)	(5,378,990)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,985,600	2,062,860	279,840	(4,070,643)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,443,333	2,896,142	3,820,463	1,888,580
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,212,364	(1,213,236)	(3,214,502)	(5,261,544)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,329,903	379,954	(326,121)	(697,679)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Evans Jr. [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(93,938)
PEO | Evans Jr. [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Evans Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,982,604)
PEO | Evans Jr. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			199,829
PEO | Evans Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,648,529
PEO | Evans Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,296,745)
PEO | Evans Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Evans Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(151,955)
PEO | Evans Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Evans Jr. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Lacher, Jr. [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Lacher, Jr. [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Lacher, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,429,697)
PEO | Lacher, Jr. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,073,984)
PEO | Lacher, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,088,678
PEO | Lacher, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,970,027)
PEO | Lacher, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Lacher, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,117,683)
PEO | Lacher, Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(74,952)
PEO | Lacher, Jr. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,803,831)	(2,717,438)	(1,231,584)	(1,510,000)	(1,146,961)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(308,077)	4,135,951	240,475	467,892	(733,622)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,352,611	3,242,428	499,511	1,084,633	352,109
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,538,512)	603,171	(126,046)	(554,250)	(973,538)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(119,100)	290,352	84,937	(62,491)	(112,193)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,076)	0	(217,927)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0